HUNTER SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2025

Shares		Fair Value
	COMMON STOCKS — 90.4%
	AEROSPACE & DEFENSE - 0.6%
6,135	Mercury Systems, Inc.(a)	$ 306,750

	APPAREL & TEXTILE PRODUCTS - 1.3%
38,460	Levi Strauss & Company, Class A	615,745

	ASSET MANAGEMENT - 1.3%
8,465	Cohen & Steers, Inc.	646,049

	AUTOMOTIVE - 3.7%
45,395	Gentex Corporation	988,702
9,390	Lear Corporation	805,193
		1,793,895
	BANKING - 17.6%
37,690	Columbia Banking System, Inc.	845,010
46,170	First Community Corporation	1,084,995
17,015	Hancock Whitney Corporation	886,311
43,975	Old Second Bancorp, Inc.	694,365
13,760	Pinnacle Financial Partners, Inc.	1,379,302
23,620	Prosperity Bancshares, Inc.	1,603,797
11,655	SouthState Corporation	1,011,421
8,880	Wintrust Financial Corporation	987,190
		8,492,391
	CHEMICALS - 1.1%
5,100	Quaker Chemical Corporation	540,294

	COMMERCIAL SUPPORT SERVICES - 1.5%
8,965	TriNet Group, Inc.	702,228

	CONSTRUCTION MATERIALS - 1.5%
4,620	Simpson Manufacturing Company, Inc.	710,048

	CONTAINERS & PACKAGING - 3.6%
68,790	Graphic Packaging Holding Company	1,741,075

HUNTER SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Shares		Fair Value
	COMMON STOCKS — 90.4% (Continued)
	E-COMMERCE DISCRETIONARY - 1.1%
12,610	Etsy, Inc.(a)	$ 548,283

	ELECTRIC UTILITIES - 3.5%
27,850	Black Hills Corporation	1,696,065

	ELECTRICAL EQUIPMENT - 2.9%
4,205	Generac Holdings, Inc.(a)	480,968
4,975	Littelfuse, Inc.	906,992
		1,387,960
	FOOD - 2.5%
18,160	John B Sanfilippo & Son, Inc.	1,203,463

	HEALTH CARE FACILITIES & SERVICES - 2.0%
7,745	Ensign Group, Inc. (The)	999,028

	HOME CONSTRUCTION - 3.6%
4,810	Armstrong World Industries, Inc.	697,546
2,095	Cavco Industries, Inc.(a)	1,034,616
		1,732,162
	HOUSEHOLD PRODUCTS - 1.7%
35,945	Reynolds Consumer Products, Inc.	826,735

	INDUSTRIAL REIT - 0.4%
4,005	First Industrial Realty Trust, Inc.	190,558

	INDUSTRIAL SUPPORT SERVICES - 1.1%
9,945	Core & Main, Inc., Class A(a)	523,903

	INSTITUTIONAL FINANCIAL SERVICES - 2.1%
26,305	Lazard, Inc.	1,023,265

	INSURANCE - 7.0%
17,120	Axis Capital Holdings LTD.	1,648,998
10,465	Hanover Insurance Group, Inc. (The)	1,738,237
		3,387,235

HUNTER SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Shares		Fair Value
	COMMON STOCKS — 90.4% (Continued)
	INTERNET MEDIA & SERVICES - 1.6%
25,935	Match Group, Inc.	$ 769,232

	MACHINERY - 4.4%
3,725	Cactus, Inc., Class A	141,327
8,290	Esab Corporation	995,795
7,550	Middleby Corporation (The)(a)	1,006,792
		2,143,914
	MEDICAL EQUIPMENT & DEVICES - 1.3%
8,420	Globus Medical, Inc., Class A(a)	604,303

	MULTI ASSET CLASS REIT - 1.9%
60,625	Elme Communities	943,932

	OIL & GAS PRODUCERS - 3.5%
45,750	Magnolia Oil & Gas Corporation, Class A	939,247
18,605	Matador Resources Company	735,642
		1,674,889
	REAL ESTATE SERVICES - 2.8%
2,135	Jones Lang LaSalle, Inc.(a)	485,520
28,490	Marcus & Millichap, Inc.	866,096
		1,351,616
	RESIDENTIAL REIT - 4.0%
21,875	Independence Realty Trust, Inc.	425,031
84,045	UMH Properties, Inc.	1,485,075
		1,910,106
	RETAIL - DISCRETIONARY - 2.5%
20,775	Academy Sports & Outdoors, Inc.	782,802
6,365	BlueLinx Holdings, Inc.(a)	414,616
		1,197,418
	SEMICONDUCTORS - 3.7%
7,835	Coherent Corporation(a)	503,947
23,265	Tower Semiconductor LTD.(a)	832,422
36,880	Vishay Intertechnology, Inc.	479,071
		1,815,440

HUNTER SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Shares		Fair Value
	COMMON STOCKS — 90.4% (Continued)
	SOFTWARE - 1.3%
5,190	Omnicell, Inc.(a)	$ 162,239
15,625	Ziff Davis, Inc.(a)	461,407
		623,646
	TECHNOLOGY SERVICES - 1.0%
7,810	WNS Holdings LTD.(a)	472,661

	TRANSPORTATION & LOGISTICS - 2.3%
12,265	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. - ADR	1,091,217

	TOTAL COMMON STOCKS (Cost $41,379,330)	43,665,506

	SHORT-TERM INVESTMENT — 8.9%
	MONEY MARKET FUND - 8.9%
4,297,339	First American Treasury Obligations Fund, Class X, 4.23%(b) (Cost $4,297,339)	4,297,339

	TOTAL INVESTMENTS - 99.3% (Cost $45,676,669)	$ 47,962,845
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.7%	317,069
	NET ASSETS - 100.0%	$ 48,279,914

ADR -American Depositary Receipt

LTD -Limited Company

REIT -Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Rate disclosed is the seven-day effective yield as of April 30, 2025.